Significant Accounting Policies - Summary of Estimated Useful Lives of the Assets or Shorter Lease Term (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, useful life (in years)	2 years
Buildings | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, useful life (in years)	25 years
Equipment, tools and installations | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, useful life (in years)	2 years
Equipment, tools and installations | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, useful life (in years)	5 years
Production facilities | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, useful life (in years)	2 years
Production facilities | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, useful life (in years)	3 years
Automobiles | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, useful life (in years)	3 years
Automobiles | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, useful life (in years)	4 years